CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Amortized cost
Within one year	$ 59,941	$ 49,797
After one year through five years	0	0
Total	59,941	49,797
Gross unrealized gains
Within one year	161	207
After one year through five years	0	0
Total	161	207
Gross unrealized losses
Within one year	0	0
After one year through five years	0	0
Total	0	0
Fair value
Within one year	60,102	50,004
After one year through five years	0	0
Total	$ 60,102	$ 50,004